Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman (Details Textual) (Chief Executive Officer [Member], Board of Directors Chairman [Member], USD $)	0 Months Ended
Jul. 15, 2013
Chief Executive Officer [Member] | Board of Directors Chairman [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 80,000,000